Fees Summary	Nov. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,697,351,925.40
Previously Paid Amount	0.00
Total Fee Amount	147,669.62
Total Offset Amount	6,575.12
Net Fee	$ 141,094.50
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A